TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2017
TRADE RECEIVABLES [abstract]
Disclosure of trade receivables

17              18 TRADE RECEIVABLES

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Trade receivables	3,369,331	4,148,413
Including: receivables from related parties	730,061	2,808,052
Less: Provision for impairment of receivables	(4,965)	(6,203)
	3,364,366	4,142,210

As at 31 December 2017 and 2016, the Group’s trade receivables were all denominated in RMB. The majority of the trade receivable were from state-owned railroad companies or companies in transportation industry.

The passenger railroad services are usually transacted on a cash basis. The Group does not have formal contractual credit terms agreed with its customers for freight services but the trade receivables are usually settled within a period less than one year. As a result, the Group regards any receivable balance within one year being not overdue. The aging analysis of the outstanding trade receivables is as follows:

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Within 1 year (Note 3.1(b))	2,517,281	2,799,028
Over 1 year but within 2 years	588,640	763,812
Over 2 years but within 3 years	223,675	522,122
Over 3 years	39,735	63,451
	3,369,331	4,148,413

18        TRADE RECEIVABLES(CONTINUED)

Management performs ongoing credit evaluations of its customers/debtors’ financial condition and generally does not require collateral from the customers/debtors. After assessing the expected realisability and timing for collection of the outstanding balances, the Group maintains a provision for impairment of trade receivables and actual losses incurred have been within management’s expectation.

As at 31 December 2017, the Group’s trade receivables of approximately RMB1,343,182,000 (2016: RMB847,085,000) were past due but not impaired. These relate to a number of independent customers that are state-owned companies engaged in the railroad and transportation business, including High Speed train operations in the PRC. There had been continuous businesses transactions carried out with the Group with these customers and there was continuous repayment made and no history of default. The aging analysis of these trade receivables is as follows:

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Over 1 year but within 2 years	588,640	758,141
Over 2 years but within 3 years	223,675	522,122
Over 3 years but within 5 years	34,770	62,919
	847,085	1,343,182

As at 31 December 2017, the Group’s trade receivables of approximately RMB6,203,000 (2016:RMB4,965,000) had been impaired and provided for. The related customers were in significant financial difficulties. The aging analysis of these receivables is as follows:

	2016	2017
	RMB’000	RMB’000

Over 1 year but within 2 years	-	5,671
Over 5 years	4,965	532
	4,965	6,203

Movements on the provision for impairment of trade receivables are as follows:

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

At 1 January	7,003	8,395	4,965
Provision for impairment loss	3,305	6	5,904
Reversal	(127)	-	-
Written-off	(1,786)	(3,436)	(4,666)
At 31 December	8,395	4,965	6,203

18        TRADE RECEIVABLES(CONTINUED)

The maximum exposure to credit risk at the reporting date is the carrying value mentioned above. The Group does not hold any collateral as security.